Equity Method Investment (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings from equity method investment	$ 17,718,000	$ 16,289,000	$ 12,291,000	$ 11,080,000	$ 7,140,000	$ 3,527,000	$ 3,451,000	$ 3,453,000	$ 57,378,000	$ 17,571,000	$ 0
General and administrative expense									19,415,000	15,557,000	12,083,000
Capital contributions to fund White Cliffs pipeline expansion									54,930,000	31,832,000	0
Proceeds from Noncontrolling Interests									14,367,000	0	0
White Cliffs Pipeline L L C [Member]
Earnings from equity method investment									57,400,000	3,800,000
Proceeds from Equity Method Investment, Dividends or Distributions, Return of and Return on Capital									66,800,000	0
Ownership percentage	51.00%								51.00%
SemCrude Pipeline [Member]
Earnings from equity method investment										13,800,000
Proceeds from Equity Method Investment, Dividends or Distributions, Return of and Return on Capital										17,000,000
SemCrude Pipeline [Member] | White Cliffs Pipeline L L C [Member]
Ownership percentage	51.00%								51.00%
White Cliffs Pipeline L L C [Member]
General and administrative expense									1,600,000	1,800,000
White Cliffs Expansion [Member] | White Cliffs Pipeline L L C [Member]
Pipeline capacity	65,000								65,000
White Cliffs Expansion [Member] | White Cliffs Pipeline L L C [Member]
Estimated contributions in 2015 to fund White Cliffs expansion	40,000,000								40,000,000
Pipeline expansion [Member]
Proceeds from Noncontrolling Interests									14,400,000
Pipeline expansion [Member] | White Cliffs Pipeline L L C [Member]
Pipeline capacity	150,000								150,000
Capital contributions to fund White Cliffs pipeline expansion									$ 53,300,000	$ 31,800,000
Pipeline expansion [Member] | White Cliffs Pipeline L L C [Member]
Width of pipeline in inches									12